Tax expenses (Schedule of Composition) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Current taxes:
Current taxes | ₪			₪ 13,877	₪ 11,671	₪ 10,069
Taxes in respect of prior years | ₪					160
Total Current taxes | ₪			13,877	11,671	10,229
Deferred taxes | ₪			1,586	2,064	(2,379)
Total Reconciliation of the statutory tax rate to the effective tax rate | ₪			₪ 15,463	₪ 13,735	₪ 7,850
US Dollars [Member]
Current taxes:
Current taxes | $		$ 4,317
Taxes in respect of prior years | $
Total Current taxes | $		4,317
Deferred taxes | $	[1]	493
Total Reconciliation of the statutory tax rate to the effective tax rate | $	[1]	$ 4,810

[1]	Convenience Translation into US Dollars.